Schedule - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Accounts Receivable Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 16,564	$ 15,566	$ 11,428
Charged to costs and expenses	5,851	4,498	7,602
Charged to other accounts	1,176	1,659	3,620
Deductions	(3,256)	(5,159)	(7,084)
Ending Balance	20,335	16,564	15,566
Valuation Allowances on Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	117,011	137,836	106,743
Charged to costs and expenses	23,199	23,708	24,372
Charged to other accounts	2,552		16,685
Deductions	(15,560)	(44,533)	(9,964)
Ending Balance	$ 127,202	$ 117,011	$ 137,836